Segment information (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Segment Reporting Information

		2020
All figures in £ millions	Notes	Global Online Learning	Global Assessment	North American Courseware	International	Enabling Functions	Penguin Random House	Group
Sales	3	697	892	894	914	—	—	3,397
Adjusted operating profit		99	245	190	182	(404)	1	313
Cost of major restructuring		—	—	—	—	—	—	—
Intangible charges		(29)	(36)	—	(15)	—	—	(80)
Other net gains and losses		—	—	3	(5)	—	180	178

Operating profit/(loss)		70	209	193	162	(404)	181	411
Finance costs	6							(107)
Finance income	6							50

Profit before tax								354
Income tax	7							(44)

Profit for the year								310

Other segment items
Share of results of joint ventures and associates	12	—	—	—	4	—	1	5
Depreciation	10	12	39	28	39	7	—	125
Amortisation	11,20	56	111	175	77	53	—	472

		2019
All figures in £ millions	Notes	Global Online Learning	Global Assessment	North American Courseware	International	Enabling Functions	Penguin Random House	Group
Sales	3	586	1,031	1,091	1,161	—	—	3,869
Adjusted operating profit		84	351	231	299	(499)	65	581
Cost of major restructuring		—	(7)	(51)	(24)	(75)	(2)	(159)
Intangible charges		(35)	(27)	—	(89)	—	(12)	(163)
Other net gains and losses		—	—	13	3	—	—	16

Operating profit/(loss)		49	317	193	189	(524)	51	275
Finance costs	6							(84)
Finance income	6							41

Profit before tax								232
Income tax	7							34

Profit for the year								266

Other segment items
Share of results of joint ventures and associates	12	—	—	—	3	—	51	54
Depreciation	10	11	38	32	42	—	—	123
Amortisation	11,20	55	94	187	144	57	—	537

		2018
All figures in £ millions	Notes	Global Online Learning	Global Assessment	North American Courseware	International	Enabling Functions	Penguin House Random	Group
Sales	3	521	955	1,461	1,192	—	—	4,129
Adjusted operating profit		99	304	297	305	(527)	68	546
Costs of major restructuring		(7)	(33)	(7)	(9)	(38)	(8)	(102)
Intangible charges		(43)	(29)	(1)	(26)	—	(14)	(113)
Other net gains and losses		—	—	4	226	—	—	230
UK Pension GMP equalisation		—	—	—	(8)	—	—	(8)

Operating profit / (loss)		49	242	293	488	(565)	46	553
Finance costs	6							(91)
Finance income	6							36

Profit before Tax								498
Income Tax	7							92

Profit for the year								590

Depreciation	10	7	27	9	22	1	—	66
Amortisation	11,20	24	173	201	128	(1)	—	525

There were no material inter-segment sales in either 2020, 2019 or 2018.

Summary of Operating Segments in Geographic Areas
The Group operates in the following main geographic areas:

	Sales			Non-current assets
All figures in £ millions	2020	2019	2018	2020	2019
UK	319	385	377	669	694
Other European countries	216	244	246	129	125
US	2,335	2,417	2,627	2,362	2,604
Canada	91	105	126	147	163
Asia Pacific	251	441	455	149	149
Other countries	185	277	298	30	103

Total	3,397	3,869	4,129	3,486	3,838